Note 9 - Equity Plans and Related Equity Activities - Exercise Price Range of Options (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shares Outstanding (in shares) | shares	4,719,019
Outstanding, Weighted Average Remaining Contractual Term (Year)	6 years 6 months 29 days
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.99
Shares Exercisable (in shares) | shares	2,685,009
Exercisable, Weighted Average Remaining Contractual Term (Year)	4 years 4 months 28 days
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 2.75
Range Of Exercise Price One Point Two Seven To Two Point Six Five [Member]
Lower Range Limit (in dollars per share)	1.27
Upper Range Limit (in dollars per share)	$ 2.65
Shares Outstanding (in shares) | shares	3,103,997
Outstanding, Weighted Average Remaining Contractual Term (Year)	6 years 1 month 13 days
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.08
Shares Exercisable (in shares) | shares	1,692,935
Exercisable, Weighted Average Remaining Contractual Term (Year)	3 years 1 month 2 days
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.68
Range Of Exercise Price Three Point Zero Three To Four Point Seven Nine [Member]
Lower Range Limit (in dollars per share)	3.03
Upper Range Limit (in dollars per share)	$ 4.79
Shares Outstanding (in shares) | shares	1,384,481
Outstanding, Weighted Average Remaining Contractual Term (Year)	7 years 6 months 18 days
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 4.38
Shares Exercisable (in shares) | shares	820,036
Exercisable, Weighted Average Remaining Contractual Term (Year)	6 years 8 months 19 days
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 4.13
Range Of Exercise Price Six Point Five Four To Seven Point Six Two [Member]
Lower Range Limit (in dollars per share)	6.54
Upper Range Limit (in dollars per share)	$ 7.62
Shares Outstanding (in shares) | shares	230,541
Outstanding, Weighted Average Remaining Contractual Term (Year)	6 years 9 months 29 days
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 6.84
Shares Exercisable (in shares) | shares	172,038
Exercisable, Weighted Average Remaining Contractual Term (Year)	6 years 4 months 24 days
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 6.69